DISAGGREGATION OF REVENUE LONGLIVED ASSETS (Details 3) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Net loss			$ (6,249,000)	$ (4,544,000)	$ (15,997,000)	$ (14,447,000)
Total net loss	$ (4,110,000)	$ (623,000)	(6,249,000)	(4,544,000)
United Kingdom [Member]
Net loss					(1,129,000)	(3,153,000)
Total net loss	64,000	97,000	(288,000)	(585,000)
United States [Member]
Net loss					$ (14,868,000)	$ (11,294,000)
Total net loss	$ (4,174,000)	$ (720,000)	$ (5,961,000)	$ (3,959,000)